Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Summary of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2022		December 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$11,219	$11,219	$12,278	$12,278
Debt securities - fair value through profit or loss	62,757	62,757	75,998	75,998
Debt securities - available-for-sale(1)	13,145	13,145	12,729	12,729
Equity securities - fair value through profit or loss	6,824	6,824	7,538	7,538
Equity securities - available-for-sale	324	324	1,575	1,575
Mortgages and loans(1)	56,261	51,850	51,692	55,756
Derivative assets	2,095	2,095	1,583	1,583
Other invested assets - fair value through profit or loss(2)	5,542	5,542	4,435	4,435
Other invested assets - available-for-sale(2)	996	996	781	781
Other invested assets - Collateralized Loan Obligations	3,044	2,880	1,865	1,855
Policy loans	3,350	3,350	3,261	3,261
Total financial assets(3)	$165,557	$160,982	$173,735	$177,789

(1)    As at December 31, 2022, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $12,829 of Debt securities - AFS (December 31, 2021 — $12,604), $48,614 of Mortgages and loans supporting insurance contract liabilities (December 31, 2021 — $51,249), and $3,229 of Mortgages and loans not supporting insurance contract liabilities (December 31, 2021 — $4,499).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $177,292 (December 31, 2021 — $184,522) includes Total financial assets in this table, Investment properties of $10,102 (December 31, 2021 — $9,109), Other invested assets - non-financial assets of $1,633 (December 31, 2021 — $1,678).
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the years ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities - available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2022
Beginning balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Included in net income(1)(2)(3)	(31)	1	—	5	322	625	922	(32)	890
Included in OCI(2)	—	(4)	—	—	12	—	8	—	8
Purchases	321	75	6	1	1,843	664	2,910	78	2,988
Sales / Payments	—	(2)	(4)	(12)	(313)	(430)	(761)	(6)	(767)
Settlements	(1)	—	—	—	(47)	—	(48)	(1)	(49)
Transfers (out) of Level 3(4)	(59)	(64)	—	—	—	—	(123)	—	(123)
Foreign currency translation(5)	5	—	—	5	88	134	232	(19)	213
Ending balance	$397	$49	$98	$73	$5,555	$10,102	$16,274	$631	$16,905
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(31)	$—	$—	$—	$295	$612	$876	$(20)	$856
December 31, 2021
Beginning balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Included in net income(1)(2)(3)	(6)	—	10	5	392	1,032	1,433	23	1,456
Included in OCI(2)	—	(1)	—	33	13	—	45	—	45
Purchases	29	5	8	15	1,074	764	1,895	65	1,960
Sales / Payments	(9)	(13)	(25)	(26)	(469)	(197)	(739)	(9)	(748)
Settlements	(15)	(3)	(5)	—	—	—	(23)	(1)	(24)
Transfers (out) of Level 3(4)	(57)	(10)	(73)	—	—	—	(140)	—	(140)
Foreign currency translation(5)	(5)	(2)	—	—	(5)	(6)	(18)	(17)	(35)
Ending balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(4)	$—	$11	$5	$382	$1,038	$1,432	$27	$1,459

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $667 (2021 — $1,070), net of amortization of leasing commissions and tenant inducements of $42 (2021 — $38). As at December 31, 2022, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2022	2021
Cash	$3,068	$2,297
Cash equivalents	6,310	5,529
Short-term securities	1,841	4,452
Cash, cash equivalents and short-term securities	11,219	12,278
Less: Bank overdraft, recorded in Other liabilities	6	133
Net cash, cash equivalents and short-term securities	$11,213	$12,145
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$27,816	$4,861	$32,677	$33,028	$5,135	$38,163
United States	21,412	5,058	26,470	26,678	4,552	31,230
United Kingdom	2,914	583	3,497	4,196	562	4,758
Other	10,615	2,643	13,258	12,096	2,480	14,576
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,881	$1,730	$5,611	$4,798	$2,303	$7,101
Canadian provincial and municipal government	12,638	1,027	13,665	15,930	1,149	17,079
U.S. government and agency	808	729	1,537	1,642	771	2,413
Other foreign government	3,863	761	4,624	4,754	757	5,511
Total government issued or guaranteed debt securities	21,190	4,247	25,437	27,124	4,980	32,104
Corporate debt securities by industry sector:
Financials	9,377	1,978	11,355	10,258	1,690	11,948
Utilities	5,979	697	6,676	7,414	778	8,192
Industrials	4,762	813	5,575	5,791	805	6,596
Energy	3,069	273	3,342	3,992	287	4,279
Communication services	2,937	392	3,329	3,534	352	3,886
Real estate	1,920	586	2,506	2,334	354	2,688
Health care	1,682	352	2,034	2,081	346	2,427
Consumer staples	1,677	301	1,978	2,047	231	2,278
Consumer discretionary	1,395	441	1,836	1,814	306	2,120
Information technology	1,130	254	1,384	1,426	209	1,635
Materials	1,107	188	1,295	1,361	156	1,517
Total corporate debt securities	35,035	6,275	41,310	42,052	5,514	47,566
Asset-backed securities	6,532	2,623	9,155	6,822	2,235	9,057
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2022	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,546	$1,455	$—	$—	$3,001
Office	1,762	1,522	—	—	3,284
Multi-family residential	4,025	1,245	—	—	5,270
Industrial and land	1,779	1,104	—	—	2,883
Other	780	113	29	—	922
Total mortgages(1)	$9,892	$5,439	$29	$—	$15,360
Loans	$13,143	$17,238	$4,923	$5,597	$40,901
Total mortgages and loans	$23,035	$22,677	$4,952	$5,597	$56,261

(1)    $4,174 of mortgages in Canada are insured by the CMHC.

As at December 31, 2021	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,765	$1,623	$—	$—	3,388
Office	1,892	1,639	—	—	3,531
Multi-family residential	4,138	1,589	—	—	5,727
Industrial and land	1,094	941	—	—	2,035
Other	680	115	9	—	804
Total mortgages(1)	$9,569	$5,907	$9	$—	$15,485
Loans	$12,885	$14,596	$4,111	$4,615	$36,207
Total mortgages and loans	$22,454	$20,503	$4,120	$4,615	$51,692

(1)    $4,218 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$2,426	$1,334	$3,760	$2,505	$1,373	$3,878
Due in years 2-5	10,972	5,919	16,891	10,475	4,971	15,446
Due in years 6-10	9,889	2,969	12,858	11,328	3,350	14,678
Due after 10 years	39,470	2,923	42,393	51,690	3,035	54,725
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2022	2021
Due in 1 year or less	$1,350	$884
Due in years 2-5	6,312	6,172
Due in years 6-10	5,210	5,979
Due after 10 years	2,568	2,530
Total mortgages	$15,440	$15,565

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2022	2021
Due in 1 year or less	$2,893	$1,772
Due in years 2-5	7,237	7,108
Due in years 6-10	8,726	7,393
Due after 10 years	22,157	19,986
Total loans	$41,013	$36,259

Schedule of liabilities carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$10,622	$597	$—	$11,219	$10,923	$1,355	$—	$12,278
Debt securities – fair value through profit or loss	699	61,661	397	62,757	1,503	74,333	162	75,998
Debt securities – available-for-sale	723	12,373	49	13,145	770	11,916	43	12,729
Equity securities – fair value through profit or loss	3,995	2,731	98	6,824	4,429	3,013	96	7,538
Equity securities – available-for-sale	138	113	73	324	1,414	87	74	1,575
Derivative assets	37	2,058	—	2,095	26	1,557	—	1,583
Other invested assets	789	194	5,555	6,538	1,189	377	3,650	5,216
Investment properties	—	—	10,102	10,102	—	—	9,109	9,109
Total invested assets measured at fair value	$17,003	$79,727	$16,274	$113,004	$20,254	$92,638	$13,134	$126,026
Investments for account of segregated fund holders	23,933	100,728	631	125,292	28,637	110,748	611	139,996
Total assets measured at fair value	$40,936	$180,455	$16,905	$238,296	$48,891	$203,386	$13,745	$266,022
Liabilities
Investment contract liabilities	$—	$—	$10	$10	$—	$—	$9	$9
Derivative liabilities	10	2,341	—	2,351	9	1,383	—	1,392
Other liabilities – obligations for securities borrowing	—	73	—	73	—	51	—	51
Total liabilities measured at fair value	$10	$2,414	$10	$2,434	$9	$1,434	$9	$1,452
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2022	2021
Fair value change:
Cash, cash equivalents and short-term securities	$4	$(3)
Debt securities	(15,959)	(3,892)
Equity securities	(1,125)	825
Derivative investments	(2,148)	191
Other invested assets	152	444
Other liabilities - obligations for securities borrowing	15	(2)
Total change in fair value through profit or loss assets and liabilities	(19,061)	(2,437)
Fair value changes on investment properties	667	1,070
Foreign exchange gains (losses)(1)	535	(418)
Realized gains (losses) on property and equipment(2)	100	—
Fair value and foreign currency changes on assets and liabilities	$(17,759)	$(1,785)

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2) In June 2022, we sold and leased back our Wellesley office in the U.S. The transaction qualified as a sale and operating lease and as a result, we recognized a pre-tax gain of $100 for the year ended December 31, 2022
Schedule of assets carried at fair value
Debt securities - fair value through profit or loss consist of the following:

As at	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$3,869	$12	$3,881	$—	$4,783	$15	$4,798
Canadian provincial and municipal government	—	12,638	—	12,638	—	15,930	—	15,930
U.S. government and agency	699	109	—	808	1,503	139	—	1,642
Other foreign government	—	3,852	11	3,863	—	4,747	7	4,754
Corporate	—	34,747	288	35,035	—	41,914	138	42,052
Asset-backed securities:
Commercial mortgage-backed securities	—	2,028	56	2,084	—	2,221	2	2,223
Residential mortgage-backed securities	—	2,226	—	2,226	—	2,565	—	2,565
Collateralized debt obligations	—	538	—	538	—	351	—	351
Other	—	1,654	30	1,684	—	1,683	—	1,683
Total	$699	$61,661	$397	$62,757	$1,503	$74,333	$162	$75,998
Debt securities – available-for-sale consist of the following:

As at	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$1,730	$—	$1,730	$—	$2,303	$—	$2,303
Canadian provincial and municipal government	—	1,027	—	1,027	—	1,149	—	1,149
U.S. government and agency	723	6	—	729	770	1	—	771
Other foreign government	—	761	—	761	—	756	1	757
Corporate	—	6,234	41	6,275	—	5,473	41	5,514
Asset-backed securities:
Commercial mortgage-backed securities	—	793	—	793	—	761	1	762
Residential mortgage-backed securities	—	819	—	819	—	522	—	522
Collateralized debt obligations	—	508	—	508	—	505	—	505
Other	—	495	8	503	—	446	—	446
Total	$723	$12,373	$49	$13,145	$770	$11,916	$43	$12,729
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2022	2021
Fair value change:
Cash, cash equivalents and short-term securities	$4	$(3)
Debt securities	(15,959)	(3,892)
Equity securities	(1,125)	825
Derivative investments	(2,148)	191
Other invested assets	152	444
Other liabilities - obligations for securities borrowing	15	(2)
Total change in fair value through profit or loss assets and liabilities	(19,061)	(2,437)
Fair value changes on investment properties	667	1,070
Foreign exchange gains (losses)(1)	535	(418)
Realized gains (losses) on property and equipment(2)	100	—
Fair value and foreign currency changes on assets and liabilities	$(17,759)	$(1,785)

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2) In June 2022, we sold and leased back our Wellesley office in the U.S. The transaction qualified as a sale and operating lease and as a result, we recognized a pre-tax gain of $100 for the year ended December 31, 2022
Schedule of interest and other investment income
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2022	2021
Interest income:
Cash, cash equivalents and short-term securities	$166	$25
Debt securities - fair value through profit or loss	2,596	2,429
Debt securities - available-for-sale	341	256
Mortgages and loans	2,234	2,117
Derivative investments	115	107
Policy loans	167	160
Total interest income	5,619	5,094
Equity securities - dividends on fair value through profit or loss	236	209
Equity securities - dividends on available-for-sale	8	5
Investment properties rental income(1)	593	543
Investment properties expenses	(248)	(235)
Other income	235	922
Investment expenses and taxes	(291)	(266)
Total interest and other investment income	$6,152	$6,272

(1)    Includes operating lease rental income from investment properties.

Schedule of fair values of derivative assets and liabilities by type of hedge
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2022		2021
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$704	$(1,138)	$942	$(366)
Foreign exchange contracts	1,300	(1,203)	527	(1,018)
Other contracts	91	(10)	114	(8)
Total derivatives	$2,095	$(2,351)	$1,583	$(1,392)

The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2022			2021
	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments(1)	$68,417	$2,077	$(2,330)	$64,761	$1,536	$(1,390)
Fair value hedges	59	—	(1)	414	1	(2)
Cash flow hedges	1,292	18	(20)	791	46	—
Total derivatives	$69,768	$2,095	$(2,351)	$65,966	$1,583	$(1,392)

(1)    Derivative investments are derivatives that have not been designated as hedges for accounting purposes.

Schedule of hedge ineffectiveness
Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2022	2021
Gains (losses) on the hedged items attributable to the hedged risk	$(2)	$(6)
Gains (losses) on the hedging derivatives	3	8
Net ineffectiveness on fair value hedges	$1	$2